Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of Juniata Valley Financial Corp. and its wholly owned subsidiary conform to accounting principles generally accepted in the United States of America ("GAAP") and to general financial services industry practices. A summary of the more significant accounting policies applied in the preparation of the accompanying consolidated financial statements follows.

Principles of consolidation

The consolidated financial statements include the accounts of Juniata Valley Financial Corp. and its wholly owned subsidiary, The Juniata Valley Bank. All significant intercompany transactions and balances have been eliminated.

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, goodwill valuation and the determination of other-than-temporary impairment on securities.

Basis of presentation

Certain amounts previously reported have been reclassified to conform to the consolidated financial statement presentation for 2011. The reclassification had no effect on net income.

Significant group concentrations of credit risk

Most of the Company's activities are with customers located within the Juniata Valley region. Note 5 discusses the types of securities in which the Company invests. Note 6 discusses the types of lending in which the Company engages.

As of December 31, 2011, there were no concentrations of credit to any particular industry equaling more than 25% of total capital. The Bank's business activities are geographically concentrated in the counties of Juniata, Mifflin, Perry, Huntingdon, Centre, Franklin and Snyder, Pennsylvania. The Bank has a diversified loan portfolio; however, a substantial portion of its debtors' ability to honor their obligations is dependent upon the economy in central Pennsylvania.

Cash and cash equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing demand deposits with banks and federal funds sold. Generally, federal funds are sold for one-day periods.

Interest bearing time deposits with banks

Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within one year to three years.

Securities

Securities classified as available for sale, which include marketable investment securities, are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of comprehensive income, until realized. Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Investment securities that management has the positive intent and ability to hold until maturity regardless of changes in market conditions, liquidity needs or changes in general economic conditions are classified as held to maturity and are stated at cost, adjusted for amortization of premium and accretion of discount computed by the interest method over their contractual lives. Interest and dividends on investment securities available for sale and held to maturity are recognized as income when earned. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains or losses on the disposition of securities available for sale are based on the net proceeds and the adjusted carrying amount of the securities sold, determined on a specific identification basis. The Company has no securities classified as held to maturity at December 31, 2011 and 2010.

The Company's policy requires quarterly reviews of impaired securities. This review includes analyzing the length of time and the extent to which the fair value has been less than cost and the financial condition and near-term prospects of the issuer, including any specific events which may influence the issuer's ability to meet its obligations. In addition, for debt securities, the Company considers whether (a) management has the intent to sell the security, (b) it is more likely than not that we will be required to sell the security prior to its anticipated recovery and (c) management expects to recover the entire amortized cost basis. If the Company does not intend to sell the debt security and it is more likely than not that the Company will not have to sell the debt security prior to recovery, the security would not be considered other than temporarily impaired unless there is a credit loss. The credit loss is reflected in earnings, with the remaining loss reflected in other comprehensive income. For equity securities, management considers the intent and ability to hold securities until recovery of unrealized losses. If a decline in fair value is determined to be other-than-temporary, the value of equity securities is reduced to fair value with a charge to earnings.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Restricted Investment in Federal Home Loan Bank Stock

The Bank owns restricted stock investments in the Federal Home Loan Bank. Federal law requires a member institution of the Federal Home Loan Bank to hold stock according to a predetermined formula. The stock is carried at cost. In December 2008, the FHLB of Pittsburgh suspended dividend payments and the repurchase of capital stock. However, beginning in 2010 and continuing through 2011, the FHLB of Pittsburgh has repurchased portions of excess capital stock held by member banks of the FHLB.

Management evaluates the restricted stock for impairment on an annual basis. Management's determination of whether these investments are impaired is based on management's assessment of the ultimate recoverability of the cost of these investments rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of these investments is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge was necessary related to the FHLB restricted stock during 2011, 2010 or 2009.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the outstanding unpaid principal balances, net of any deferred fees or costs and the allowance for loan losses. Interest income on all loans, other than nonaccrual loans, is accrued over the term of the loans based on the amount of principal outstanding. Unearned income is amortized to income over the life of the loans, using the interest method.

The loan portfolio is segmented into commercial and consumer loans. Commercial loans are comprised of the following classes of loans: (1) commercial, financial and agricultural, (2) commercial real estate, (3) real estate construction, a portion of (4) mortgage loans and (5) obligations of states and political subdivisions. Consumer loans are comprised of a portion of (4) mortgage loans and (6) personal loans.

Loans on which the accrual of interest has been discontinued are designated as non-accrual loans. Accrual of interest on loans is discontinued when the contractual payment of principal or interest has become 90 days past due or reasonable doubt exists as to the full, timely collection of principal or interest. However, it is the Company's policy to continue to accrue interest on loans over 90 days past due as long as they are (1) guaranteed or well secured and (2) there is an effective means of collection in process. When a loan is placed on non-accrual status, all unpaid interest credited to income in the current year is reversed against current period income and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, accruals are resumed on loans only when the obligation is brought fully current with respect to interest and principal, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

The Company originates loans in the portfolio with the intent to hold them until maturity. At the time the Company no longer intends to hold loans to maturity based on asset/liability management practices, the Company transfers loans from its portfolio to held for sale at fair value. Any write-down recorded upon transfer is charged against the allowance for loan losses. Any write-downs recorded after the initial transfers are recorded as a charge to Other Non-Interest Expense. Gains or losses recognized upon sale are included in other non-interest income.

Loan origination fees and costs

Loan origination fees and related direct origination costs for a given loan are deferred and amortized over the life of the loan on a level-yield basis as an adjustment to interest income over the contractual life of the loan. As of December 31, 2011 and 2010, the amount of net unamortized origination fees carried as an adjustment to outstanding loan balances was $83,000 and $30,000, respectively.

Allowance for credit losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the consolidated statement of financial condition date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management's estimate of losses inherent in its unfunded lending commitments and is recorded in other liabilities on the consolidated statement of financial condition, when necessary. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

For financial reporting purposes, the provision for loan losses charged to current operating income is based on management's estimates, and actual losses may vary from estimates. These estimates are reviewed and adjusted at least quarterly and are reported in earnings in the periods in which they become known.

Loans included in any class are considered for charge-off when:

(1)	principal or interest has been in default for 120 days or more and for which no payment has been received during the previous four months;

(2)	all collateral securing the loan has been liquidated and a deficiency balance remains;

(3)	a bankruptcy notice is received for an unsecured loan;

(4)	a confirming loss event has occurred; or

(5)	the loan is deemed to be uncollectible for any other reason.

The allowance for loan losses is maintained at a level considered adequate to offset probable losses on the Company's existing loans. The analysis of the allowance for loan losses relies heavily on changes in observable trends that may indicate potential credit weaknesses. Management's periodic evaluation of the adequacy of the allowance is based on the Bank's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the level of the allowance for loan losses as of December 31, 2011 to be adequate.

There are two components of the allowance: a specific component for loans that are deemed to be impaired; and a general component for contingencies.

A large commercial loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. (A "large" loan, or group of like-loans within one relationship, is defined as a commercial/business loan, (including business loans secured by 1-4 family properties included in the real estate-mortgage category),with an aggregate outstanding balance in excess of $150,000, or any other loan that management deems to have similar characteristics to an impaired large loan.) Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loans and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial segment loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent. The estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral. For commercial loans secured with real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include the estimated costs to sell the property. For commercial loans secured by non-real estate collateral, estimated fair values are determined based on the borrower's financial statements, inventory reports, aging accounts receivable, equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The Bank generally does not separately identify individual consumer segment loans for impairment disclosures, unless such loans are subject to a restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a below-market interest rate based on the loan's risk characteristics or an extension of a loan's stated maturity date. Nonaccrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for a period of time after modification. Loans classified as troubled debt restructurings are designated as impaired.

The component of the allowance for contingencies relates to other loans that have been segmented into risk rated categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated quarterly or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management's close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified substandard have one or more well-defined weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. Specific reserves may be established for larger, individual classified loans as a result of this evaluation, as discussed above. Remaining loans are categorized into large groups of smaller balance homogeneous loans and are collectively evaluated for impairment. This computation is generally based on historical loss experience adjusted for qualitative factors. The historical loss experience is averaged over a ten-year period for each of the portfolio segments. The ten-year timeframe was selected in order to capture activity over a wide range of economic conditions and has been consistently used for the past five years. The qualitative risk factors are reviewed for relevancy each quarter and include:

1.	National, regional and local economic and business conditions, as well as the condition of various market segments, including the underlying collateral for collateral dependent loans;

2.	Nature and volume of the portfolio and terms of loans;

3.	Experience, ability and depth of lending and credit management and staff;

4.	Volume and severity of past due, classified and nonaccrual loans, as well as other loan modifications;

5.	Existence and effect of any concentrations of credit and changes in the level of such concentrations; and

6.	Effect of external factors, including competition.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management's best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

Commercial, Financial and Agricultural Lending

The Company originates commercial, financial and agricultural loans primarily to businesses located in its primary market area and surrounding areas. These loans are used for various business purposes which include short-term loans and lines of credit to finance machinery and equipment purchases, inventory and accounts receivable. Generally, the maximum term for loans extended on machinery and equipment is shorter and does not exceed the projected useful life of such machinery and equipment. Most business lines of credit are written on demand and may be renewed annually.

Commercial loans are generally secured with short-term assets, however, in many cases, additional collateral, such as real estate, is provided as additional security for the loan. Loan-to-value maximum values have been established by the Company and are specific to the type of collateral. Collateral values may be determined using invoices, inventory reports, accounts receivable aging reports, collateral appraisals, etc.

In underwriting commercial loans, an analysis of the borrower's character, capacity to repay the loan, the adequacy of the borrower's capital and collateral, as well as an evaluation of conditions affecting the borrower, is performed. Analysis of the borrower's past, present and future cash flows is also an important aspect of the Company's analysis.

Concentration analysis assists in identifying industry specific risk inherent in commercial, financial and agricultural lending. Mitigants include the identification of secondary and tertiary sources of repayment and appropriate increases in oversight.

Commercial loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Commercial Real Estate Lending

The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company's commercial real estate portfolio is secured primarily by residential housing, raw land and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property and are typically secured by personal guarantees of the borrowers.

As economic conditions deteriorate, the Company reduces its exposure in real estate loans with higher risk characteristics. In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower's credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than other types of loans, particularly during slow economic conditions.

Real Estate Construction Lending

The Company engages in real estate construction lending in its primary market area and surrounding areas. The Company's real estate construction lending consists of commercial and residential site development loans, as well as commercial building construction and residential housing construction loans.

The Company's commercial real estate construction loans are generally secured with the subject property, and advances are made in conformity with a pre-determined draw schedule supported by independent inspections. Terms of construction loans depend on the specifics of the project, such as estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower's credit history, the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Real estate construction loans generally present a higher level of risk than other types of loans, particularly during slow economic conditions. The difficulty of estimating total construction costs adds to the risk as well.

Mortgage Lending

The Company's real estate mortgage portfolio is comprised of consumer residential mortgages and business loans secured by one-to-four family properties. One-to-four family residential mortgage loan originations, including home equity installment and home equity lines of credit loans, are generated by the Company's marketing efforts, its present customers, walk-in customers and referrals. These loans originate primarily within the Company's market area or with customers primarily from the market area.

The Company offers fixed-rate and adjustable rate mortgage loans with terms up to a maximum of 25-years for both permanent structures and those under construction. The Company's one-to-four family residential mortgage originations are secured primarily by properties located in its primary market area and surrounding areas. The majority of the Company's residential mortgage loans originate with a loan-to-value of 80% or less. Home equity installment loans are secured by the borrower's primary residence with a maximum loan-to-value of 80% and a maximum term of 15 years. Home equity lines of credit are secured by the borrower's primary residence with a maximum loan-to-value of 90% and a maximum term of 20 years.

In underwriting one-to-four family residential real estate loans, the Company evaluates the borrower's ability to make monthly payments, the borrower's repayment history and the value of the property securing the loan. The ability to repay is determined by the borrower's employment history, current financial conditions, and credit background. The analysis is based primarily on the customer's ability to repay and secondarily on the collateral or security. Properties securing real estate loans made by the Company are appraised by independent fee appraisers. The Company generally requires mortgage loan borrowers to obtain an attorney's title opinion or title insurance, and fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. The Company does not engage in sub-prime residential mortgage originations.

Residential mortgage loans and home equity loans generally present a lower level of risk than certain other types of consumer loans because they are secured by the borrower's primary residence.

Obligations of States and Political Subdivisions

The Company lends to local municipalities and other tax-exempt organizations. These loans are primarily tax-anticipation notes and as such carry little risk. Historically, the Company has never had a loss on any loan of this type.

Personal Lending

The Company offers a variety of secured and unsecured personal loans, including vehicle, mobile homes and loans secured by savings deposits as well as other types of personal loans.

Personal loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting personal loans, a thorough analysis of the borrower's willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower's employment history, current financial conditions, and credit background.

Personal loans may entail greater credit risk than do residential mortgage loans, particularly in the case of personal loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted personal loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, personal loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

Other real estate owned

Assets acquired in settlement of mortgage loan indebtedness are recorded as other real estate owned (OREO) at fair value less estimated costs to sell, establishing a new cost basis. Costs to maintain the assets and subsequent gains and losses attributable to their disposal are included in other income as realized. No depreciation or amortization expense is recognized. At December 31, 2011 and 2010, the carrying value of other real estate owned was $427,000 and $412,000, respectively.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability. It is the Company's policy that goodwill be tested at least annually for impairment.

Premises and equipment and depreciation

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for buildings. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized. Amortization of leasehold improvements is computed by straight line over the shorter of the assets' useful life or the related lease term.

Trust assets and revenues

Assets held in a fiduciary capacity are not assets of the Bank or the Bank's Trust Department and are, therefore, not included in the consolidated financial statements. Trust revenues are recorded on the accrual basis.

Bank owned life insurance, annuities and split-dollar arrangements

The cash surrender value of bank owned life insurance and annuities is carried as an asset, and changes in cash surrender value are recorded as non-interest income.

GAAP requires split-dollar life insurance arrangements to have a liability recognized related to the postretirement benefits covered by an endorsement split-dollar life insurance arrangement. The accrued benefit liability was $709,000 and $660,000 as of December 31, 2011 and 2010, respectively. Related expenses for 2011, 2010 and 2009 were $49,000, $39,000 and $69,000, respectively.

Income taxes

The Company accounts for income taxes in accordance with income tax accounting guidance ASC Topic 740, Income Taxes.

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income ore excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of the evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management's judgment.

The Company recognizes interest and penalties on income taxes, if any, as a component of income tax expense.

Advertising

The Company follows the policy of charging costs of advertising to expense as incurred. Advertising expenses were $144,000, $127,000 and $125,000 in 2011, 2010 and 2009, respectively.

Off-balance sheet financial instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated balance sheet when they are funded.

Transfer of financial assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-based compensation

The Company sponsors a stock option plan for certain key officers. Compensation expense for stock options granted is measured using the fair value of the award on the grant date and is recognized over the vesting period. The Company recognized $26,000, $58,000 and $40,000 of expense for the years ended December 31, 2011, 2010 and 2009, respectively, for stock-based compensation. The stock-based compensation expense amounts were derived based on the face value of options using the Black-Scholes option-pricing model. The following weighted average assumptions were used to value options granted in all periods presented. There were no new options granted in 2010.

	2011	2009
Expected life of options	7 years	7 years
Risk-free interest rate	1.39%	2.93%
Expected volatility	21.91%	21.77%
Expected dividend yield	4.62%	3.68%

Segment reporting

The Company acts as an independent community financial services provider, and offers traditional banking and related financial services to individual, business and government customers. Through its branch and automated teller machine network, the Company offers a full array of commercial and retail financial services, including the taking of time, savings and demand deposits; the making of commercial, consumer and mortgage loans, trust services and the providing of other financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail and trust operations of the Company. As such, discrete financial information is not available, and segment reporting would not be meaningful.

Subsequent events

The Company has evaluated events and transactions occurring subsequent to the consolidated statement of financial condition date of December 31, 2011, for items that should potentially be recognized or disclosed in the consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.